Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000811860
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2025
Prospectus Date	rr_ProspectusDate	Mar. 31, 2025
Saturna Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Saturna Sustainable Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Sustainable Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.62% of the average value of its portfolio.

The Fund’s turnover returned to historical levels as existing positions were exited because: i) changes in investment thesis, ii) achievement of long-term price target, and iii) tax loss harvesting. New positions were established in shares of companies that the Fund believes have attractive long-term growth prospects.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.62%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Saturna Capital Corporation, the Fund’s investment adviser (the “Adviser”) believes demonstrate sustainable characteristics. For purposes of this investment policy, the Adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. Seeking to reduce risk, the Fund follows a value investment style and favors equities of more seasoned companies. The Fund favors companies trading for less than the Adviser’s assessment of their intrinsic value, which typically means companies with low pricing/earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in equity securities of companies with market capitalizations greater than $5 billion. The equity securities in which the Fund may invest primarily include common stocks, and the Fund may also invest in securities convertible into common stocks and preferred stocks.

The Adviser employs a fundamental research driven approach to stock selection and portfolio construction. The Adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The Adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund diversifies its investments globally, ordinarily investing in securities of companies headquartered across North America, Europe and Asia. The Fund primarily invests in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Cooperation and Development). No more than 30% of assets may be invested in companies with headquarters in countries with developing markets.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar may result in a corresponding change in the US dollar value of the Fund’s assets denominated in that currency. Such currency fluctuations tend to even out over time and are typically overshadowed by movements in share prices. Currency changes can affect the Fund’s income.

In selecting equity securities, the Adviser employs a sustainable rating system based on its own, as well as third-party, data to identify companies believed to have robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”). The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The Adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the Adviser considers non-financial sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saturna.com/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized.
Best Quarter	Q2 2020	19.57%
Worst Quarter	Q1 2020	-14.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Equity Fund | Bloomberg World Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015	[1]
Saturna Sustainable Equity Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Sustainable Equity Fund | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.

Saturna Sustainable Equity Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Sustainable Equity Fund | Growth Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth investing risk: The Fund may invest in growth stocks that fit into the Fund's value investment style, such as stocks that appear to provide growth at a reasonable price, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Saturna Sustainable Equity Fund | Foreign Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Equity Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Equity Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Equity Fund | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Equity Fund | Large Transaction Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEEFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,105
Annual Return 2015	rr_AnnualReturn2015	(4.20%)
Annual Return 2016	rr_AnnualReturn2016	(1.43%)
Annual Return 2017	rr_AnnualReturn2017	23.76%
Annual Return 2018	rr_AnnualReturn2018	(5.76%)
Annual Return 2019	rr_AnnualReturn2019	30.95%
Annual Return 2020	rr_AnnualReturn2020	24.39%
Annual Return 2021	rr_AnnualReturn2021	11.29%
Annual Return 2022	rr_AnnualReturn2022	(21.39%)
Annual Return 2023	rr_AnnualReturn2023	18.81%
Annual Return 2024	rr_AnnualReturn2024	9.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Saturna Sustainable Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Sustainable Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.49% of the average value of its portfolio.

The Fund's increased portfolio turnover can be partially attributed to its adaptation to shifting macroeconomic circumstances as a result of the Federal Open Market Committee's (FOMC) 2024 monetary policy changes.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Saturna Capital Corporation, the Fund’s investment adviser (the “Adviser”) believes demonstrate sustainable characteristics. The Fund typically invests in US and foreign government bonds, municipal bonds, asset-backed securities, high quality commercial paper, and bank obligations. For purposes of this investment policy, the Adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance.

Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its assets in bonds within the four highest grades (AAA, AA, A, or BBB) at the time of purchase, and may invest up to 35% in unrated and high-yield bonds (“junk bonds”).

The Adviser employs a fundamental research driven approach to bond selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have robust policies and lower risks in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”). The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The Adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the Adviser considers non-financial sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining.

The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saturna.com/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	*For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized
Best Quarter	Q4 2023	5.64%
Worst Quarter	Q2 2022	-4.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Bond Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.69%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.96%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015	[4]
Saturna Sustainable Bond Fund | FTSE World BIG Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Sustainable Bond Fund | Investment Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.

Saturna Sustainable Bond Fund | Foreign Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Bond Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Bond Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Bond Fund | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Bond Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Sustainable Bond Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Sustainable Bond Fund | High Yield Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEBFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 987
Annual Return 2015	rr_AnnualReturn2015	(1.91%)
Annual Return 2016	rr_AnnualReturn2016	1.85%
Annual Return 2017	rr_AnnualReturn2017	5.89%
Annual Return 2018	rr_AnnualReturn2018	(3.17%)
Annual Return 2019	rr_AnnualReturn2019	7.08%
Annual Return 2020	rr_AnnualReturn2020	6.82%
Annual Return 2021	rr_AnnualReturn2021	(1.88%)
Annual Return 2022	rr_AnnualReturn2022	(8.54%)
Annual Return 2023	rr_AnnualReturn2023	6.94%
Annual Return 2024	rr_AnnualReturn2024	(0.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.42%)
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015

[1]	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
[2]	Saturna Sustainable Equity Fund began operations March 27, 2015.
[3]	The Fund’s investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
[4]	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
[5]	Saturna Sustainable Bond Fund began operations March 27, 2015.
[6]	The Fund’s investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.